Property, Plant and Equipment - Summary of Property, Plant and Equipment - Assets Subject to Operating Leases (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 289,840
Depreciation expenses	(29,183)		$ (28,707)	$ (28,839)
Impairment losses	112	$ 4	0	299
Ending balance	288,165	$ 9,186	289,840
Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,125		7,253
Ending balance	5,672		5,125	7,253
Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,842		9,055	7,561
Additions	0		1	4
Others	749		(2,214)	1,490
Ending balance	7,591		6,842	9,055
Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,717)		(1,802)	(1,362)
Depreciation expenses	(72)		(65)	(73)
Others	(130)		150	(367)
Ending balance	(1,919)		(1,717)	(1,802)
Land [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,104		4,924
Ending balance	3,455		3,104	4,924
Land [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,104		4,924	4,376
Additions	0		0	0
Others	351		(1,820)	548
Ending balance	3,455		3,104	4,924
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Others	0		0	0
Ending balance	0		0	0
Buildings [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,021		2,329
Ending balance	2,217		2,021	2,329
Buildings [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,738		4,131	3,185
Additions	0		1	4
Others	398		(394)	942
Ending balance	4,136		3,738	4,131
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,717)		(1,802)	(1,362)
Depreciation expenses	(72)		(65)	(73)
Others	(130)		150	(367)
Ending balance	$ (1,919)		$ (1,717)	$ (1,802)